Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Stone Ridge Trust
Entity Central Index Key	0001559992
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	Stone Ridge High Yield Reinsurance Risk Premium Fund
Class Name	Class I
Trading Symbol	SHRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/shrix-shrmx. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/shrix-shrmx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*
Class I	$85	1.67%
[1],[2]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.67%	[2]
Net Assets	$ 4,441,589,252
Holdings Count | $ / shares	373
Advisory Fees Paid, Amount	$ 30,964,321
Investment Company Portfolio Turnover	10.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,441,589,252
Number of Holdings	373
Net Advisory Fee	$30,964,321
Portfolio Turnover	10.89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Fund Portfolio Allocation By Year of Scheduled Maturity(1)	(%) of Net Assets
2026	15.0%
2027	22.3%
2028	25.2%
2029	17.9%
2030	6.0%
2031	1.8%
Not Applicable(2)	12.2%
Other(3)	-0.4%
(1) Maturity dates listed for reinsurance-linked securities such as event-linked bonds and participation notes.
(2) Preference shares and participation notes that do not have maturity dates.
(3) Cash, cash equivalents, short-term investments and other liabilities in excess of other assets.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/shrix-shrmx
Class M
Shareholder Report [Line Items]
Fund Name	Stone Ridge High Yield Reinsurance Risk Premium Fund
Class Name	Class M
Trading Symbol	SHRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/shrix-shrmx. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/shrix-shrmx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*
Class M	$91	1.79%
[3],[4]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.79%	[4]
Net Assets	$ 4,441,589,252
Holdings Count | $ / shares	373
Advisory Fees Paid, Amount	$ 30,964,321
Investment Company Portfolio Turnover	10.89%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,441,589,252
Number of Holdings	373
Net Advisory Fee	$30,964,321
Portfolio Turnover	10.89%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Fund Portfolio Allocation By Year of Scheduled Maturity(1)	(%) of Net Assets
2026	15.0%
2027	22.3%
2028	25.2%
2029	17.9%
2030	6.0%
2031	1.8%
Not Applicable(2)	12.2%
Other(3)	-0.4%
(1) Maturity dates listed for reinsurance-linked securities such as event-linked bonds and participation notes.
(2) Preference shares and participation notes that do not have maturity dates.
(3) Cash, cash equivalents, short-term investments and other liabilities in excess of other assets.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/shrix-shrmx
Class I
Shareholder Report [Line Items]
Fund Name	Stone Ridge Diversified Alternatives Fund
Class Name	Class I
Trading Symbol	SRDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stone Ridge Diversified Alternatives Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/srdax-srdbx. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/srdax-srdbx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*
Class I	$91	1.79%
[5],[6]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.79%	[6]
Net Assets	$ 2,182,003,640
Holdings Count | $ / shares	7,520
Advisory Fees Paid, Amount	$ 14,473,755
Investment Company Portfolio Turnover	18.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,182,003,640
Number of Holdings	7,520
Net Advisory Fee	$14,473,755
Portfolio Turnover	18.17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Asset Type	(%) of Net Assets
Asset-Backed Securities	19.6%
Event Linked Bonds	31.7%
Investment Companies	3.0%
Participation Notes	1.5%
Preference Shares	5.4%
Purchased Options	0.3%
Short-Term Investments	33.1%
Whole Loans- Consumer Loans	1.2%
Whole Loans- Small Business Loans	0.6%
Whole Loans- Student Loans(1)	0.0%
Other(2)	3.6%
(1) Rounds to zero.
(2) Cash, cash equivalents and other assets in excess of liabilities.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/srdax-srdbx
Class J
Shareholder Report [Line Items]
Fund Name	Stone Ridge Diversified Alternatives Fund
Class Name	Class J
Trading Symbol	SRDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stone Ridge Diversified Alternatives Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/srdax-srdbx. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/srdax-srdbx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment*
Class J	$106	2.09%
[7],[8]
Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.09%	[8]
Net Assets	$ 2,182,003,640
Holdings Count | $ / shares	7,520
Advisory Fees Paid, Amount	$ 14,473,755
Investment Company Portfolio Turnover	18.17%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,182,003,640
Number of Holdings	7,520
Net Advisory Fee	$14,473,755
Portfolio Turnover	18.17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Asset Type	(%) of Net Assets
Asset-Backed Securities	19.6%
Event Linked Bonds	31.7%
Investment Companies	3.0%
Participation Notes	1.5%
Preference Shares	5.4%
Purchased Options	0.3%
Short-Term Investments	33.1%
Whole Loans- Consumer Loans	1.2%
Whole Loans- Small Business Loans	0.6%
Whole Loans- Student Loans(1)	0.0%
Other(2)	3.6%
(1) Rounds to zero.
(2) Cash, cash equivalents and other assets in excess of liabilities.

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/srdax-srdbx

[1]
*	Annualized

[2]
1	Expenses are equal to the share class’s expense ratio of 1.67%, multiplied by the average account value over the period.

[3]
*	Annualized

[4]
1	Expenses are equal to the share class’s expense ratio of 1.79%, multiplied by the average account value over the period.

[5]
*	Annualized

[6]
1	Expenses are equal to the share class’s expense ratio of 1.79%, multiplied by the average account value over the period.

[7]
*	Annualized

[8]
1	Expenses are equal to the share class’s expense ratio of 2.09%, multiplied by the average account value over the period.